Prospectus SI Class [Member] Expense Example - Prospectus-SI Class - Payden Floating Rate Fund - Payden Floating Rate Fund (SI Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	$ 1,168